Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Summary of Accrued Expenses and Other Liabilities Explanatory
Details of other liabilities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Other financial liabilities
Other payables	￦	15,229,554	￦	19,797,372
Prepaid card and debit card payables		36,125		38,214
Accrued expenses		5,862,874		5,548,330
Financial guarantee contracts liabilities		31,668		61,811
Deposits for letter of guarantees and others		1,079,417		812,595
Domestic exchange settlement credits		295,326		98,133
Foreign exchange settlement credits		268,794		266,026
Borrowings of other accounting businesses		4,404		18,849
Due to trust accounts		8,232,002		11,137,898
Liabilities incurred from agency relationships		794,661		765,269
Account for agency business		733,654		925,566
Dividend payables		1,836		2,218
Lease liabilities		964,399		901,113
Others		60,169		95,863

		33,594,883		40,469,257

Other non-financial liabilities
Other payables		395,951		439,658
Unearned revenue		367,468		376,310
Accrued expenses		1,153,956		1,329,545
Deferred revenue on credit card points		238,584		233,455
Withholding taxes		286,435		356,720
Others		392,385		446,518

		2,834,779		3,182,206

	￦	36,429,662	￦	43,651,463